Derivatives - Narrative (Details) £ in Millions, $ in Millions	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Mar. 31, 2023 GBP (£)	Mar. 31, 2023 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative, notional amount | £	£ 343.0		£ 340.0
Derivative, fair value | $		$ 9.1		$ 9.3